Reporting and Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Jan. 31, 2019	Apr. 02, 2018	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ 0					$ 0
Held for sale property	$ 39,300,000					5,300,000
Accelerated vesting percentage	50.00%
Open reverse repurchase commitments	$ 0					0
Assets	46,575,000,000					38,701,200,000
Total liabilities	$ 35,538,700,000					28,912,700,000
Cumulative Effect of New Accounting Principle in Period of Adoption						1,300,200,000
Reclassification of Stranded Amounts in AOCI to Equity						$ 7,700,000
ARX Holding Corp.
Property, Plant and Equipment [Line Items]
Equity interest percentage	86.80%					69.00%	69.20%
Accounting Standards Update 2016-01 [Member]
Property, Plant and Equipment [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption					$ 1,300,000,000
Accounting Standards Update 2018-02 [Member]
Property, Plant and Equipment [Line Items]
Reclassification of Stranded Amounts in AOCI to Equity				$ 4,300,000
Cash and Cash Equivalents [Member] | ARX Holding Corp.
Property, Plant and Equipment [Line Items]
Open reverse repurchase commitments	$ 117,300,000					$ 247,200,000	$ 150,000,000
Lower Limit | ARX Holding Corp.
Property, Plant and Equipment [Line Items]
Equity interest percentage			80.00%
Intangible assets finite lives	1 year
Upper Limit | ARX Holding Corp.
Property, Plant and Equipment [Line Items]
Equity interest percentage						80.00%
Intangible assets finite lives	10 years
Subsequent Event | Property Subject to Operating Lease [Member] | Adjustments for New Accounting Pronouncement
Property, Plant and Equipment [Line Items]
Assets		$ 215,000,000
Total liabilities		$ 215,000,000